Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Auditors Remuneration Text Block Abstract
Schedule of auditors' remuneration for each of the years indicated, the fees billed by Grant Thornton Audit Pty Ltd
	Year Ended June 30,
	2022 A$	2021 A$
Audit and review of financial statements (1)	173,631	179,742
	173,631	179,742

(1)	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.